Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	May 01, 2012
Pax World Global Women's Equality Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Global Women’s Equality Fund (the “Women’s Equality Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Women’s Equality Fund’s investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class or Institutional Class shares of the Women’s Equality Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Women’s Equality Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Women’s Equality Fund’s performance. During the Women’s Equality Fund’s most recent fiscal year, the Women’s Equality Fund’s portfolio turnover rate was 114% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Global Women’s Equality Fund with the cost of investing in other mutual funds.

		The table assumes that an investor invests $10,000 in Individual Investor Class or Institutional Class shares of the Women’s Equality Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Women’s Equality Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Global Women’s Equality Fund seeks to invest in companies around the globe that are leaders in promoting gender equality in the workplace and beyond.

Under normal market conditions, the Women’s Equality Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in the securities of non-U.S. issuers. The Women’s Equality Fund invests primarily in the securities of large capitalization companies.

In selecting investments, the Women’s Equality Fund seeks companies that are leaders in promoting gender equality and women’s advancement through internal policies and programs, transparency regarding the effectiveness of those policies and programs and accountability among employees to assure implementation and observance of those policies and programs. In particular, the Fund seeks to invest in companies that embrace or aspire to embrace the best practices embodied in the Women’s Empowerment Principles, a joint initiative of UN Women and the United Nations Global Compact.

To identify companies for investment, the Fund’s investment adviser conducts its own proprietary research and also evaluates companies that have been favorably rated or ranked on women’s issues by third parties.

The Women’s Equality Fund’s investments in securities of non-U.S. issuers may include investments in emerging markets and generally will be diversified across multiple countries or geographic regions. The Women’s Equality Fund will normally have investments in a minimum of three countries other than the United States.

The Women’s Equality Fund’s investment adviser selects securities based on its assessment of economic and market conditions and valuations and on a company-by-company basis through use of fundamental analysis.

The Women’s Equality Fund may utilize derivatives for hedging and for investment purposes.

		The Women’s Equality Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices. Because of the Women’s Equality Fund’s particular focus on companies that are leaders on gender issues, the investment adviser may give less emphasis to certain environmental, social or governance (ESG) criteria, or may apply such criteria differently to the Fund than to other Pax World Funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
As with all mutual funds, investors may lose money by investing in the Women’s Equality Fund.

		The foregoing descriptions are only summaries. Please see “About the Funds - Risks” on page 68 for more detailed descriptions of the foregoing risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Women’s Equality Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Women’s Equality Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Women’s Equality Fund by showing changes in the Women’s Equality Fund’s performance from year to year.As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Women’s Equality Fund by showing changes in the Women’s Equality Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class Annual Return(%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calender Year End For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 17.02% Worst quarter: 4th quarter 2008, -25.20%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Institutional Class shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class and Institutional Class shares of the Women’s Equality Fund. The performance table is intended to provide some indication of the risks of investment in the Women’s Equality Fund by showing how the Women’s Equality Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

		As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2011
Pax World Global Women's Equality Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.26%
1 year	rr_ExpenseExampleYear01	128
3 year	rr_ExpenseExampleYear03	400
5 year	rr_ExpenseExampleYear05	792
10 year	rr_ExpenseExampleYear10	1,891
2002	rr_AnnualReturn2002	(14.59%)
2003	rr_AnnualReturn2003	23.65%
2004	rr_AnnualReturn2004	10.71%
2005	rr_AnnualReturn2005	0.30%
2006	rr_AnnualReturn2006	8.40%
2007	rr_AnnualReturn2007	10.58%
2008	rr_AnnualReturn2008	(39.69%)
2009	rr_AnnualReturn2009	25.76%
2010	rr_AnnualReturn2010	10.54%
2011	rr_AnnualReturn2011	(8.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
1 year	rr_AverageAnnualReturnYear01	(8.60%)	[2]
5 year	rr_AverageAnnualReturnYear05	(3.25%)	[2]
10 year	rr_AverageAnnualReturnYear10	0.75%	[2]
Pax World Global Women's Equality Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Less Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	103
3 year	rr_ExpenseExampleYear03	322
5 year	rr_ExpenseExampleYear05	659
10 year	rr_ExpenseExampleYear10	1,615
1 year	rr_AverageAnnualReturnYear01	(8.35%)	[2],[3]
5 year	rr_AverageAnnualReturnYear05	(2.99%)	[2],[3]
10 year	rr_AverageAnnualReturnYear10	0.91%	[2],[3]
Return After Taxes | Pax World Global Women's Equality Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(8.80%)	[2]
5 year	rr_AverageAnnualReturnYear05	(3.75%)	[2]
10 year	rr_AverageAnnualReturnYear10	0.40%	[2]
Return After Taxes and Distributions and Sale of Fund Shares | Pax World Global Women's Equality Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.41%)	[2]
5 year	rr_AverageAnnualReturnYear05	(2.73%)	[2]
10 year	rr_AverageAnnualReturnYear10	0.63%	[2]
MSCI World (Net) Index | Pax World Global Women's Equality Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.54%)	[4],[5]
5 year	rr_AverageAnnualReturnYear05	(2.37%)	[4],[5]
10 year	rr_AverageAnnualReturnYear10	3.62%	[4],[5]
MSCI World Large Cap (Net) Index | Pax World Global Women's Equality Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.09%)	[4],[6]
5 year	rr_AverageAnnualReturnYear05	(2.43%)	[4],[6]
10 year	rr_AverageAnnualReturnYear10	3.05%	[4],[6]
Lipper Global Large-Cap Core Funds Index | Pax World Global Women's Equality Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.19%)	[4],[7]
5 year	rr_AverageAnnualReturnYear05	(1.12%)	[4],[7]
10 year	rr_AverageAnnualReturnYear10	3.24%	[4],[7]

[1]	The Women's Equality Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Investor Class and Institutional Class shares of the Women's Equality Fund to the extent such expenses exceed 1.24% and 0.99% of the average daily net assets of Individual Investor Class and Institutional Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.
[2]	Pax World Global Women's Equality Fund, a series of Pax World Funds Series Trust I, acquired Women's Equity Fund, a series of Professionally Managed Portfolios ("Old Women's Equity Fund" ), on October 29, 2007. Performance information shown includes the performance of Retail Class shares of Old Women's Equity Fund for periods prior to October 29, 2007, which has not been adjusted to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund; if such expense adjustments were reflected, the returns would be higher than those shown. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[3]	Inception of Institutional Class shares is April 19, 2006. The performance information shown for Institutional Class shares includes the performance of the Retail Class shares of Old Women's Equity Fund shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares or to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund. If such expense adjustments and allocable expenses were reflected, the returns would be higher than those shown.
[4]	Unlike the Global Women's Equality Fund, the MSCI World (Net) Index, the MSCI World Large Cap (Net) Index and the Lipper Global Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Global Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[5]	Effective January 1, 2012, the performance benchmark of the Global Women's Equality Fund changed from the MSCI World Large Cap (Net) Index to the MSCI World (Net) Index. The Fund believes that the MSCI World Index is more reflective of the portfolio characteristics of the Global Women's Equality Fund and its global focus. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes. Investors cannot invest directly in any index.
[6]	The MSCI World Large Cap Index is a subset of the MSCI World Index, and has a target coverage range of approximately 70% of the free float-adjusted market capitalization within the MSCI World Index. Performance for the MSCI World Large Cap Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes.
[7]	The Lipper Global Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Global Large-Cap Funds Average. The Lipper Global Large-Cap Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three year weighted basis) above Lipper's Global Large-Cap floor. Global Large-Cap Core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World BMI. The Lipper Global Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.